Debt (Details) - RUB (₽) ₽ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt
Debt		₽ 6,563	₽ 1,545
Including short-term portion		1,640
Interest expense regarding Group's debt		218	17
Secured revolving credit facilities		2,000
Bank'revolving credit facility, Maturity December 31, 2021
Debt
Credit limit		₽ 460
Borrowings maturity		December 31, 2021
Bank'revolving credit facility, Maturity December 31, 2021 | Maximum
Debt
Interest rate		10.00%
Bank' revolving credit facility, Maturity October 7, 2021
Debt
Credit limit		₽ 1,000
Interest rate		8.50%
Borrowings maturity		October 7, 2021**
Debt		₽ 604	765
Bank' revolving credit facility, Maturity December 22, 2021
Debt
Credit limit		₽ 1,000
Interest rate		8.50%
Borrowings maturity		December 22, 2021**
Debt		₽ 945	₽ 780
Bonds issued
Debt
Credit limit	₽ 5,000	₽ 5,000
Interest rate	8.40%	8.40%
Borrowings maturity		October 10, 2023
Debt		₽ 5,014
Bond issue costs	₽ 83
Effective interest rate	9.30%